Condensed financial information of the parent company (Details) - Schedule of parent company statements of cash flows - Parent Company [Member] - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities:
Net Cash Provided by (Used in) Operating Activities	$ 3,737	$ (700,873)	$ 48,100
Cash Flows from Investing Activities:
Loans made to a subsidiary	(3,400,000)	(3,690,000)
Net Cash Used in Investing Activities	(3,400,000)	(3,690,000)
Cash Flows from Financing Activities:
Proceeds from issuance of common stocks in connection with initial public offering, net off issuance cost		11,497,654
Net Cash Provided by Financing Activities		11,497,654
Net (decrease) increase in cash and cash equivalents	(3,396,263)	7,106,781	48,100
Cash and cash equivalents at beginning of year	7,154,881	48,100
Cash and cash equivalents at end of year	$ 3,758,618	$ 7,154,881	$ 48,100